ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
 9.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at March 31, 2015 and December 31, 2014 are as follows:

	March 31, 2015	December 31, 2014
Trade payables	$4,048,316	$3,853,374
Accrued payroll and commissions	434,304	243,326
Total accounts payable and accrued liabilities - non-related parties	$4,482,620	$4,096,700

At March 31, 2015 and December 31, 2014, accrued liabilities to related parties of consisted of accrued payroll, accrued bonus, and payroll related benefits.

8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at December 31, 2014 and 2013 are as follows:

	2014	2013
Trade payables	$3,853,374	$1,252,746
Accrued payroll and commissions	243,326	32,403
Total	$4,096,700	$1,285,149

At December 31, 2014 and 2013, accrued liabilities to related parties consisted of accrued payroll and payroll related benefits.